Ordinary Shares	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Ordinary Shares

22.	Ordinary Shares
Upon closing of the issuance of Series C Preferred Shares on December 2, 2019, the Company adopted a dual voting structure on its shares and the Company’s ordinary shares were divided into Class A and Class B ordinary shares, accordingly.
Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting rights. Holders of Class A ordinary shares are entitled to one vote per share in all shareholders’ meetings, while holders of Class B ordinary shares are entitled to five votes per share.
After a share split effective on March 30, 2020, the Company authorized 3,492,799,650 Class A and 750,000,000 Class B ordinary shares of par value US$0.00001.
The Company repurchased and cancelled 100,442,575 Class A ordinary shares with a par value of US$0.00001 per share which were currently held by Success Sharing Development Holding Limited on June 28, 2020. On the same day, 17,643,400 of Class A ordinary shares at par value of US$0.00001 per share was issued to Quack Holding Limited and 33,349,070 Class A Ordinary Shares at par value of US$0.00001 per share was issued to XPeng Fortune Holding Limited.
On August 6, 2020, 9,695,210 Class A Ordinary Shares at par value of US$0.00001 per share was issued to XPeng Fortune Holding Limited. On the same day, 14,850,560 of Class A ordinary shares at par value of US$0.00001 per share was issued to Quack Holding Limited for the vested of RSU
s
.
On August 27, 2020, the Group consummated its IPO on the NYSE, where 229,386,666 ordinary shares were newly issued with the total net proceeds of RMB11,409,248 (US$1,655,678). Upon closing of the IPO, the Company’s ordinary shares were divided into Class A, Class B and Class C ordinary shares. Holders of Class A ordinary shares, Class B ordinary shares and Class C ordinary shares have the same rights, except for voting rights. Holders of Class A ordinary shares are entitled to one vote per share, holders of Class B ordinary shares are entitled to ten votes per share, while holders of Class C ordinary shares are entitled to five votes per share in all shareholders’ meetings.
Upon the completion of the IPO, the Company authorized 8,850,000,000 Class A ordinary shares, 750,000,000 Class B ordinary shares and 400,000,000 Class C ordinary shares of par value US$0.00001.
On December 14, 2020, the Group consummated its FO on the NYSE, where 110,400,000 Class A ordinary shares were newly issued with the total net proceeds of RMB15,980,227 (US$2,444,930).
As of December 31, 2020, 971,341,066 Class A ordinary shares had been issued, 928,296,786 Class A ordinary shares outstanding, 429,846,136 Class B ordinary shares and 178,618,464 Class C ordinary shares had been issued and outstanding.
The Group issued 35,868,362 Class A ordinary shares for the year ended December 31, 2021, out of which, 26,471,648 Class A ordinary shares are outstanding and transferred to employees for the vested RSUs and 9,396,714 Class A ordinary shares are treasury shares held by XPeng Inc.
XPeng Inc. and XPeng Fortune Holding Limited transferred 40,569,304 Class A treasury shares to employees for the vested RSUs for the year ended December 31, 2021.
The Company completed its Global Offering, including the Hong Kong Public Offering and the International Offering, on July 7, 2021. In connection with the Global Offering, 97,083,300 new Class A ordinary shares of the Group were issued and allotted at the offer price of HKD165 per Class A ordinary share. All Class B ordinary shares held by an executive director of the Company and all Class C ordinary shares were converted into Class A ordinary shares on a one-on-one
basis upon the completion of the Global Offering.

Upon the completion of the extraordinary general meeting held on December 8, 2021, the Company authorized 9,250,000,000 Class A ordinary shares and 750,000,000 Class B ordinary shares of par value US$0.00001.
As of December 31, 2021, 1,302,911,192 Class A ordinary shares had been issued, 1,291,039,502 Class A ordinary shares outstanding, 409,846,136 Class B ordinary shares had been issued and outstanding.
The Group issued 12,644,728 Class A ordinary shares for the year ended December 31, 2022, out of which, 2,030,152 Class A ordinary shares are outstanding and transferred to employees for the vested RSUs and 10,614,576 Class A ordinary shares are treasury shares held by XPeng Inc.
XPeng Inc. and XPeng Fortune Holding Limited transferred 17,567,096 Class A treasury shares to employees and independent directors for the vested RSUs for the year ended December 31, 2022.
61,137,879 Class B ordinary shares held by an executive director of the Company were converted into Class A ordinary shares on a one-on-one
basis upon his resignation took effect.
As of December 31, 2022, 1,376,693,799 Class A ordinary shares had been issued, 1,371,774,629 Class A ordinary shares outstanding, 348,708,257 Class B ordinary shares had been issued and outstanding.